Note 38 - Dividend income (Tables)	12 Months Ended
Dec. 31, 2020
Dividend income Abstract
Table of Dividend Income
Dividend income (Millions of Euros)
	2020	2019	2018
Non-trading financial assets mandatorily at fair value through profit or loss	15	26	19
Financial assets at fair value through other comprehensive income	122	126	126
Total	137	153	145